Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the year ended December 31, 2024 was as follows, no activities existed for the years ended December 31, 2023 and 2022.

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of December 31, 2023	-	$-	-
Warrants Exercisable as of December 31, 2023	-	-	-
Warrants Granted	60,375	4.80	-
Warrants Exercised	26,250	4.80	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2024	34,125	4.80	4.95
Warrants Exercisable as of December 31, 2024	34,125	$4.80	4.95